CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Short-term Investments (Details) $ in Millions	Dec. 31, 2017 USD ($)
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Hold to maturity investment	$ 3.1